SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended
	Jun. 23, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	2,817,500	2,817,500	15,000	260,000
Goodwill impairment			$ 0